February 2, 2011

U.S.	Securities and Exchange Commission
100	F Street, N.E.

Washington, DC 20549

RE: VANGUARD FENWAY FUNDS (THE TRUST) FILE NO. 33-19446

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Tara Buckley
Associate Counsel
The Vanguard Group, Inc.